                          Nicholas-Applegate Fund, Inc.
                               100 Mulberry Street
                         Gateway Center Three, 4th Floor
                          Newark, New Jersey 07102-4077



                                                               February 28, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE:      Nicholas-Applegate Fund, Inc.
                  Registration Nos. 33-38461 and 811-5019
                  ---------------------------------------

Ladies and Gentlemen:

         In accordance with Rule 497(j) under the Securities Act of 1933, the enclosed filing includes the form of prospectus and Statement of Additional Information used by the Registrant in the offering of its shares. The Registrant filed an amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 on February 27, 2002.

         The foregoing is being filed electronically via the EDGAR system.

                                                           Sincerely,


                                                           /s/ Deborah A. Docs
                                                           -------------------
                                                           Deborah A. Docs
                                                           Secretary